Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	€ 21,204	€ 21,770
Loans and advances to customers	727,733	683,611
Deposits from banks	18,517	16,723
Customer deposits	721,373	691,661
Debt securities in issue	151,231	142,367
Subordinated loans	18,100	17,878
Financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	18,308	16,499
Customer deposits	721,097	691,287
Debt securities in issue	152,391	142,905
Subordinated loans	18,722	18,357
Financial liabilities	910,519	869,048
Financial liabilities | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks
Customer deposits
Debt securities in issue	84,506	79,254
Subordinated loans	18,368	17,968
Financial liabilities	102,874	97,221
Financial liabilities | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	9,162	8,208
Customer deposits	82,665	61,916
Debt securities in issue	64,028	61,651
Subordinated loans	354	389
Financial liabilities	156,208	132,164
Financial liabilities | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,745	3,943
Customer deposits	17,433	46,984
Debt securities in issue	3,857	2,000
Subordinated loans
Financial liabilities	25,035	52,927
Financial liabilities | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	18,517	16,723
Customer deposits	721,373	691,661
Debt securities in issue	151,231	142,367
Subordinated loans	18,100	17,878
Financial liabilities	909,221	868,630
Financial liabilities | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	5,401	4,348
Customer deposits	620,999	582,387
Debt securities in issue
Subordinated loans
Financial liabilities	626,401	586,735
Financial Assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	21,141	21,766
Loans and advances to customers	709,405	667,410
Securities at amortised cost	52,796	48,303
Financial assets	783,342	737,479
Financial Assets | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks
Loans and advances to customers
Securities at amortised cost	47,722	42,871
Financial assets	47,723	42,871
Financial Assets | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	14,722	15,614
Loans and advances to customers	12,782	18,626
Securities at amortised cost	2,381	2,908
Financial assets	29,885	37,149
Financial Assets | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	3,366	2,957
Loans and advances to customers	678,392	630,493
Securities at amortised cost	2,692	2,523
Financial assets	684,450	635,973
Financial Assets | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	21,204	21,770
Loans and advances to customers	727,733	683,611
Securities at amortised cost	53,867	50,273
Financial assets	802,804	755,655
Financial Assets | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	3,053	3,195
Loans and advances to customers	18,231	18,291
Securities at amortised cost
Financial assets	€ 21,284	€ 21,486